Annual Total Returns- Electronics Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Electronics Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.62%)	0.32%	34.36%	23.56%	2.57%	24.44%	31.62%	(12.45%)	59.80%	56.84%